Other operating income (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income
Government grants	£ 1,214	£ 8,999
R&D tax credit	2,193	687	£ 2,388	£ 328	£ 399
Other			135
Other operating income	£ 3,407	£ 9,686	£ 11,352	£ 2,317	£ 399